CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 130,148	$ 18,870	¥ 240,326
Total current liabilities	28,130,018	4,078,469	22,476,470
Total non-current liabilities	11,574,892	1,678,202	14,322,582
VIEs
Total current liabilities	12,234,786	1,773,876	13,941,720
Total non-current liabilities	¥ 1,750,258	$ 253,764	¥ 919,082
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	3,246,481,443	3,246,481,443	2,940,101,566
Common stock, shares outstanding	3,047,568,900	3,047,568,900	2,722,361,459
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	3,041,097,278	3,041,097,278	2,876,391,396
Common stock, shares outstanding	3,041,097,278	3,041,097,278	2,876,391,396